RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING [Text Block]
6.    RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

For the year ended December 31, 2012, the Company carried out a number of transactions with related parties in the normal course of business.  These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.

The following are related party transactions and amounts owing at December 31, 2012 that are not otherwise disclosed elsewhere:

a)
The Company paid management fees of $Nil (2011 - $Nil ; 2010 - $63,885) to a company controlled by a director for the year ended December 31, 2012. Pursuant to an agreement dated November 1, 2008, the Company entered into an agreement with the same party in which the Company agreed to pay $5,506 (CDN$5,600) per month for management services on a month-to-month basis.

b)	The Company paid management fees of $256,858 (2011 - $256,327 ; 2010 - $Nil) to companies controlled by officers for the year ended December 31, 2012.

c)	The Company recorded stock-based compensation of $50,004 (2011 - $131,118 ; 2010 - $Nil) as consulting fees paid to directors and officers for the year ended December 31, 2012.

d)
As of December 31, 2012, amounts owing to related parties consists of $2,073,965 owed to a director and companies controlled by a director, and $18,815 owed to a company controlled by an officer. The amounts owed are unsecured, non-interest bearing and due on demand.

e)	As of December 31, 2011, amounts owing from related parties consists of $158,474 owed from a director and companies controlled by a director, which is included in accounts receivable.

f)	Interest expensed by the Company relating to notes payable due to a company with a common director amounted to $Nil (2011 - $27,945 ; 2010 - $Nil) for the year ended December 31, 2012.

g)	Interest expensed by the Company relating to notes payable due to a company with a common officer amounted to $Nil (2011 - $Nil ; 2010 - $158) for the year ended December 31, 2012.

h)	On January 28, 2011, the Company issued 4,789,935 common shares of Qeyos to a director of the Company at a fair value of $0.20 per share to settle debt of $957,787.

i)
On January 28, 2011, the Company completed the acquisition of Qeyos, a company controlled by the President of the Company, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each share of Qeyos.